Accrued Charter Revenue and Unearned Revenue	6 Months Ended
Jun. 30, 2014
Accrued Charter Revenue and Unearned Revenue Disclosure [Abstract]
Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current [Text Block]

12. Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current:

(a) Accrued charter revenue, Current and Non-Current: The amounts presented as current and non-current accrued charter revenue in the accompanying consolidated balance sheets as of December 31, 2013 and June 30, 2014, reflect revenue earned, but not collected, resulting from charter agreements providing for varying annual charter rates over their term, which were accounted for on a straight-line basis at their average rates. As at December 31, 2013, the net accrued charter revenue, reduced by the allowance for doubtful amounts of $2,208, totaling to $(16,896), comprises $409 separately reflected in Current assets, $10,264 separately reflected in Non-current assets and $27,569 (discussed in (b) below) included in Unearned revenue in current and non-current liabilities in the accompanying 2013 consolidated balance sheet. As at June 30, 2014, the net accrued charter revenue, totaling to $(22,017) comprises $408 separately reflected in Current assets, $10,063 separately reflected in Non-current assets, and $32,488 (discussed in (b) below) included in Unearned revenue in current and non-current liabilities in the accompanying 2014 consolidated balance sheet. The maturities of the net accrued charter revenue as of December 31 of each year are as follows:

Year ending December 31,	Amount
2014	(1,725)
2015	(4,425)
2016	(9,431)
2017	(11,314)
2018	(3,954)
2019 and thereafter	8,832
(22,017)

(b) Unearned Revenue, Current and Non-Current: The amounts presented as current and non-current unearned revenue in the accompanying consolidated balance sheets as of December 31, 2013 and June 30, 2014, reflect (a) cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met and, (b) any unearned revenue resulting from charter agreements providing for varying annual charter rates over their term, which were accounted for on a straight-line basis at their average rate.

	2013	2014
Hires collected in advance	7,196	5,349
Charter revenue resulting from varying charter rates	27,569	32,488
Total	34,765	37,837
Less current portion	(9,601)	(9,682)
Non-current portion	25,164	28,155